Net Insurance Finance Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2025
Net Insurance Finance Income Expenses [Abstract]
Summary Of Investment And Insurance Finance Income

For the year ended December 31, 2025
Investment income
Interest income	641,077
Gain on financial assets	516,360
Other investment income	(27,257)
Investment income recognized in net income	1,130,180
Investment income recognized in other comprehensive income (*)	(1,966,190)

Sub-total	(836,010)

Insurance finance interest income and other insurance finance income
Insurance finance interest income	(753,740)
Effect of change in fair value of underlying assets of participating insurance contracts	(418,880)
Effect of changes in discount rates and others	40,385
Other insurance finance income recognized in net income	(1,132,235)
Insurance finance income recognized in other comprehensive income (*)	2,395,876

Sub-total	1,263,641

Reinsurance finance interest income and other reinsurance finance income
Reinsurance finance interest income	6,905
Effect of changes in credit risk of reinsurance liabilities	365
Effect of changes in discount rates and others	—
Other reinsurance finance income recognized in net income	7,270
Reinsurance finance income recognized in other comprehensive income (*)	(20,157)

Sub-total	(12,887)

5,215

409,529

Total	414,744

(*)	The finance income recognized in other comprehensive income is the amount before deducting tax and non-controlling interests.